Employee Benefit Expenses (Including Directors' Emoluments) - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits [Line Items]
Defined contribution plan, contributions payable	$ 7	$ 7
Defined contribution plan, forfeited contributions utilized	4	4
Defined contribution plan, forfeitures available to reduce future contributions	1	1
Services received, related party transactions	27	20	$ 26
Parent [member]
Disclosure of employee benefits [Line Items]
Services received, related party transactions	20	14	16
Robert Glen Goldstein [Member] | Parent [member]
Disclosure of employee benefits [Line Items]
Services received, related party transactions	$ 3	$ 3	$ 3